Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,617,432		¥ 1,579,743	¥ 928,934	$ 402,292	$ 242,802	¥ 475,028
Restricted short-term deposits	1,000,000		0		153,697
Short-term investments	124,550		0		19,143
Accounts receivable, net	153,944		169,571		23,661
Inventory	315		2,266		48
Amounts due from related parties, current	11,190		135,245		1,720
Prepayments and other current assets	221,939		224,732		34,111
Total current assets	10,129,474		5,863,076		1,556,871
Non-current assets
Deferred tax assets	113,017		117,811		17,370
Investments	1,153,019		918,602		177,216
Property and equipment, net	1,016,998		838,750		156,310
Intangible assets, net	37,481		58,926		5,761
Goodwill	11,716		14,300	151,638	1,801
Amounts due from related parties	20,000		0		3,074
Other non-current assets	144,275		101,933		22,175
Total non-current assets	4,329,245		3,922,716		665,394
Total assets	14,458,719		9,785,792		2,222,265
Current liabilities
Accounts payable	76,351		137,107		11,735
Deferred revenue	758,044		430,683		116,509
Advances from customers	80,406		56,152		12,358
Income taxes payable	146,298		140,754		22,485
Accrued liabilities and other current liabilities	1,465,963		1,066,038		225,314
Amounts due to related parties	30,502		91,245		4,688
Total current liabilities	3,145,799		4,690,448		483,499
Non-current liabilities
Deferred revenue	57,718		25,459		8,871
Deferred tax liabilities	10,810		8,058		1,661
Total non-current liabilities	75,064		33,517		11,537
Total liabilities	3,220,863		4,723,965		$ 495,036
Net income	2,493,235	$ 383,207	1,523,918	1,033,243
Net cash provided by operating activities	3,718,452	571,517	2,421,135	1,823,442
Net cash used in investing activities	(4,037,516)	$ (620,556)	(1,783,138)	(1,048,022)
Variable interest entity [Member]
Current assets
Cash and cash equivalents	1,343,731		1,397,738
Short-term deposits	3,400,000		1,235,000
Restricted short-term deposits	1,000,000		0
Short-term investments	124,550		0
Accounts receivable, net	149,958		165,971
Inventory	315		2,266
Amounts due from related parties, current	9,309		135,245
Prepayments and other current assets	190,456		207,245
Total current assets	6,218,319		3,143,465
Non-current assets
Deferred tax assets	113,017		93,744
Investments	582,775		496,870
Property and equipment, net	359,912		261,915
Intangible assets, net	15,504		27,241
Land use right, net	1,832,739		1,872,394
Goodwill	0		2,527
Amounts due from related parties	20,000		0
Other non-current assets	133,812		85,583
Total non-current assets	3,057,759		2,840,274
Total assets	9,276,078		5,983,739
Current liabilities
Accounts payable	67,817		117,917
Deferred revenue	757,244		429,883
Advances from customers	80,406		56,108
Income taxes payable	142,204		112,779
Accrued liabilities and other current liabilities	1,404,877		988,911
Amounts due to related parties	30,502		91,245
Total current liabilities	2,483,050		1,796,843
Non-current liabilities
Deferred revenue	52,185		19,125
Deferred tax liabilities	8,404		4,777
Total non-current liabilities	60,589		23,902
Total liabilities	2,543,639		1,820,745
Net revenues	11,577,104		8,164,100	5,821,305
Net income	2,766,279		1,874,435	1,267,111
Net cash provided by operating activities	3,974,085		2,538,836	2,164,953
Net cash used in investing activities	(3,571,668)		(1,313,002)	(2,251,207)
Net cash provided by financing activities	66,875		8,508	704,298
Net (decrease) / increase in cash and cash equivalents	¥ 469,292		¥ 1,234,342	¥ 618,044